Activities of Orange Bank - Loans and receivables components (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	€ 1,937	€ 2,147	€ 2,000	€ 2,153
Total loans and receivables to credit institutions	1,073	943	1,000	943
Overdraft [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	869	1,000	910	1,000
Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	876	765	824	765
Securities lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	163	246	206	246
Current accounts [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	17	31	21	31
Overnight deposits and loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	945	830	850	830
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	85	55	85	55
Other loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	12	105	39	111
Total loans and receivables to credit institutions	€ 43	€ 58	€ 65	€ 58